MASTERS' SELECT FUNDS TRUST

                       Supplement dated December 31, 2004
                   to Prospectus of the Masters' Select Funds
                              dated April 29, 2004

Notice to Existing and Prospective Shareholders:

Effective January 1, 2005, Mr. Glen Bickerstaff of TCW Investment Management Company is removed as co-portfolio manager to the Masters' Select Equity Fund but remains as Senior Advisor to the co-managers of the portion of the Fund managed by TCW.

Also effective January 1, 2005, Wells Capital Management, Inc. has acquired the investment personnel of Strong Capital Management, Inc., including the investment team responsible for managing portions of the Masters' Select Equity and Smaller Companies Funds. There is no change to the investment management team responsible for the management of these portfolio segments. All references in the Funds' Prospectus dated April 29, 2004 to Strong Capital Management are hereby deleted.

   The following information replaces the table on page 3 of the Prospectus:

                                              INVESTMENT           MARKET
                                              EXPERIENCE/          CAPITALIZATION OF
INVESTMENT              TARGET ASSET          RELEVANT FUND        COMPANIES IN          STOCK-PICKING STYLE
MANAGER/FIRM            ALLOCATION            EXPERIENCE           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Craig Blum and                  20%           Over  9 years/ TCW   Mostly mid- and        Growth
Stephen Burlingame                            Galileo Select       large-sized
                                              Equity Fund since    companies
TCW Investment                                2002
Management Company
--------------------------------------------------------------------------------------------------------------

Christopher Davis/              20%           Over 10 years/ New   Mostly large          Growth at a
Kenneth Feinberg                              York Venture Fund    companies             reasonable price
                                              since 1995
Davis Selected
Advisors, L.P.

--------------------------------------------------------------------------------------------------------------

Bill D'Alonzo                   10%           Over 20 years/       Small and             Growth
and team                                      Brandywine           mid-sized
                                              Fund since 1990      companies
Friess Associates, LLC

--------------------------------------------------------------------------------------------------------------

Mason Hawkins                   20%           Over 25 years/       All sizes, may have   Value and global,
                                              Longleaf Partners    up to 50% foreign     may invest up to
Southeastern Asset                            Fund since 1987      stocks                50% in foreign
Management                                                                               securities

--------------------------------------------------------------------------------------------------------------

Bill Miller                     20%           Over 20 years/       All sizes but         Eclectic,
                                              Legg Mason Value     mostly large and      may invest in
Legg Mason Funds                              Trust since 1982     mid-sized companies   traditional value
Management, Inc.                                                                         stocks or growth
                                                                                         stocks

--------------------------------------------------------------------------------------------------------------

Dick Weiss                      10%           Over 25 years/       Small and mid-sized   Growth at a
                                              Strong Common        companies             reasonable price
Wells Capital                                 Stock Fund since
Management, Inc.                              1991

--------------------------------------------------------------------------------------------------------------

   The following information replaces the table on page 11 of the Prospectus:


                                              INVESTMENT           MARKET
                                              EXPERIENCE/          CAPITALIZATION OF
INVESTMENT              TARGET ASSET          RELEVANT FUND        COMPANIES IN          STOCK-PICKING STYLE
MANAGER/FIRM            ALLOCATION            EXPERIENCE           PORTFOLIO
--------------------------------------------------------------------------------------------------------------

David Anthony                   20%           Over 25 years/       Small and mid-sized   Growth
                                              Brazos Funds (1990   companies
Ranger Investment                             to 2002)
Management, L.P.

--------------------------------------------------------------------------------------------------------------

Bill D'Alonzo and team          20%           Over 20 years/       Small and mid-sized    Growth
                                              Brandywine           companies
Friess Associates, LLC                        Fund since 1990

--------------------------------------------------------------------------------------------------------------

John Rogers, Jr.                20%           Over 20 years/       Small and mid-sized   Value
                                              Ariel Fund           companies
Ariel Capital                                 since 1986
Management, LLC

--------------------------------------------------------------------------------------------------------------

Robert Rodriguez                20%           Over 25 years/ FPA   Small and mid-sized   Value
                                              Capital Fund since   companies
First Pacific                                 1983
Advisors, Inc.

--------------------------------------------------------------------------------------------------------------

Dick Weiss                      20%           Over 25 years/       Small and mid-sized   Growth at a
                                              Strong Common        companies             reasonable price
Wells Capital                                 Stock Fund
Management, Inc.                              since 1991

--------------------------------------------------------------------------------------------------------------


The following information replaces the section under Glen Bickerstaff beginning on page 14 of the Prospectus:

                 Masters' Select Equity Fund Portfolio Managers

Craig Blum
Stephen Burlingame
TCW Investment Management Company
865 S. Figueroa Street
Los Angeles, CA 91001

Craig Blum and Stephen Burlingame are the co-portfolio managers for the segment of the Fund's assets run by TCW Investment Management Company, a member of the TCW Group ("TCW"). Blum has been at TCW since 1999 and is a Managing Director of the Firm. Prior to then he was a financial analyst with FMAC Capital Markets. Burlingame is also a Managing Director at TCW and has been with the firm since 2000. Prior to then he was a financial analyst with Brandywine Asset Management. Burlingame and Blum have been co-managers along with Glen Bickerstaff of the TCW Galileo Select Equities Fund since January 2004. While no longer portfolio manager, Bickerstaff remains as Senior Portfolio Advisor to the TCW team that manages their Concentrated Core growth stock portfolios, which as of September 30, 2004 included more than $26 billion in assets, including their portion of the Masters' Select Equity Fund. That TCW team has managed a segment of the Fund since October 2003.

Blum and Burlingame manage approximately 20% of the Fund's assets. In picking stocks they focus primarily on mid- and large-cap companies that are market leaders in scalable businesses. These superior businesses typically demonstrate strong sales growth, increasing market share, and high or rising profit margins. Blum and Burlingame seek to identify companies that have unique business franchise characteristics and a sustainable competitive advantage, such as a proprietary product, valuable intellectual property, low cost structure, or distribution advantage. They also seek to be aligned with management that has proven its ability to create shareholder value through skilled capital allocation. While bottom-up company research ultimately drives their stock selection, the team tries to take advantage of major secular trends, such as the baby boomers' growing demand for financial services and health care products and the proliferation of technology. They are somewhat unique among growth managers in that their investment decisions are based on their long-term assessment of each business so that they don't have a "trader" mentality.

Blum and Burlingame are growth investors but valuation plays a role in their investment process. In valuing a company they focus on the "cap rate," defined as the pre-tax cash flow generated by the business divided by its enterprise value (i.e., what it would cost to buy the entire business). However, they will pay up for businesses that they believe will deliver high cash flow growth rates over the long-term. Although Blum and Burlingame may trim holdings when stock prices run up, they typically will not eliminate a holding due to valuation as long as the company's fundamentals continue to be strong.

The following information replaces the section under Richard T. Weiss beginning on page 16 of the Prospectus

Richard T. Weiss
Wells Capital Management, Inc.
100 Heritage Reserve
Menomonee Falls, WI  53051

Dick Weiss is the portfolio manager for the segment of the Fund's assets managed by Wells Capital Management, Inc. Weiss is Executive Vice President and Portfolio Manager at Wells and has been in the investment business for more than 25 years. He has been the manager or co-manager of the Strong Common Stock Fund since 1991 and has worked closely with Ann Miletti for several years. She began first as a research analyst and then as co-portfolio manager on a number of managed accounts and mutual funds, including the Strong Common Stock Fund. Miletti has also made material contributions to the Masters' Select Equity Fund portfolio managed by Weiss. In total, as of September 30, 2004, Weiss and Miletti co-managed approximately $5.9 billion across several mutual funds and accounts. Weiss has managed a portion of Masters' Select Equity Fund assets since the inception of the Fund in 1996.

Approximately 10% of the Fund's assets are managed by Weiss. He invests in stocks of small and mid-sized companies that are undervalued either because they are not broadly recognized, are in transition, or are out of favor based on short-term factors. In seeking attractively valued companies, Weiss focuses on companies with above-average growth potential that also exhibit some or all of the following:

o Low institutional investor ownership and low analyst coverage
o High-quality management
o Sustainable competitive advantage

Weiss evaluates the degree of under-valuation relative to his estimate of each company's private market value. This private market value approach is based on an assessment of what a private buyer would be willing to pay for the future cash flow stream of the target company. Based on his experience, Weiss believes that, except for technology and other high-growth stocks, most stocks trade at between 50% and 80% of private market value. When trading at the low end of this range, companies take steps to prevent takeover, or they are taken over. The private market value estimate is applied flexibly, based on the outlook for the industry and the company's fundamentals.

The following information replaces the section under Richard T. Weiss beginning on page 27 of the Prospectus

Richard T. Weiss
Wells Capital Management, Inc.
100 Heritage Reserve
Menomonee Falls, WI 53051

Dick Weiss is the portfolio manager for the segment of the Fund's assets managed by Wells Capital Management, Inc. Weiss is Executive Vice President and Portfolio Manager at Wells and has been in the investment business for more than 25 years. He has been the manager or co-manager of the Strong Common Stock Fund since 1991 and has worked closely with Ann Miletti for several years. She began first as a research analyst and then as co-portfolio manager on a number of managed accounts and mutual funds, including the Strong Common Stock Fund. Miletti has also made material contributions to the Masters' Select Equity Fund portfolio managed by Weiss. In total, as of September 30, 2004, Weiss and Miletti co-managed approximately $5.9 billion across several mutual funds and accounts. Weiss has managed a portion of Masters' Select Smaller Companies Fund since the inception of the Fund in June 2003.

Approximately 20% of the Fund's assets are managed by Weiss. He invests in stocks of small and mid-sized companies that are undervalued either because they are not broadly recognized, are in transition, or are out of favor based on short-term factors. In seeking attractively valued companies, Weiss focuses on companies with above-average growth potential that also exhibit some or all of the following:

o Low institutional investor ownership and low analyst coverage
o High-quality management
o Sustainable competitive advantage

Weiss evaluates the degree of under-valuation relative to his estimate of each company's private market value. This private market value approach is based on an assessment of what a private buyer would be willing to pay for the future cash flow stream of the target company. Based on his experience, Weiss believes that, except for technology and other high-growth stocks, most stocks trade at between 50% and 80% of private market value. When trading at the low end of this range, companies take steps to prevent takeover, or they are taken over. The private market value estimate is applied flexibly, based on the outlook for the industry and the company's fundamentals.